Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Marketable securities held in Trust Account	$ 172,620,428	$ 172,580,609
Warrant Liabilities – Public Warrants	1,207,500	5,180,136
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liabilities – Private Placement Warrants	$ 728,000	$ 3,131,574